Subsequent Events	9 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 12—Subsequent Events

In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years. The lease commenced on November 1, 2025 and an initial lease liability and corresponding right-of-use asset of €54.4 million were recognized as part of borrowings, and property, plant & equipment, respectively.

No other events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.